Stockholders' Deficit	1 Months Ended	3 Months Ended
	Mar. 31, 2014	Jun. 30, 2014
Equity [Abstract]
Stockholders' Deficit

NOTE 5–STOCKHOLDERS’ DEFICIT

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

In March 31, 2014, the Company issued 21,000,000 shares of common stock to its founders, Jeffrey Cocks, Michael Levine and BCIM Management, LP. Jeffrey Cocks and Michael Levine are the Company’s directors and Jeffrey Cocks is the Company’s sole officer. The Company issued this stock to Mr. Cocks, Mr. Levine and BCIM Management, LP in exchange for $2,100 of services rendered to the Company in its formation at a price of $0.0001 per share.

As of March 31, 2014, there are 21,000,000 shares of common stock outstanding.

NOTE 6 – STOCKHOLDERS’ DEFICIT

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

In March 31, 2014, the Company issued 21,000,000 shares of common stock to its founders, Jeffrey Cocks, Michael Levine and BCIM Management, LP. Jeffrey Cocks and Michael Levine are the Company’s directors and Jeffrey Cocks is the Company’s sole officer. The Company issued this stock to Mr. Cocks, Mr. Levine and BCIM Management, LP in exchange for $2,100 of services rendered to the Company in its formation at a price of $0.0001 per share.

As of June 30, 2014, there are 21,000,000 shares of common stock outstanding.